Warrants (Details) - $ / shares				12 Months Ended
	Feb. 09, 2024	Sep. 22, 2023	Apr. 12, 2023	Jun. 30, 2024	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2023
Warrants [Line Items]
Description of reverse stock split	one-for-five reverse stock split	one-for ten reverse stock split	one-for-ten reverse stock split	$49,000 per share and $200,000 per share retrospectively adjusted for effect of reverse stock splits on September 25, 2023, February 14, 2024 and September 24, 2024
Warrants outstanding				16			790
Average exercise price (in Dollars per share)				$ 20,000			$ 400
Warrant [Member]
Warrants [Line Items]
Description of reverse stock split				4 and 2 retrospectively adjusted for effect of reverse stock splits on September 25, 2023, February 14, 2024 and September 24, 2024
Warrants outstanding				39			1,933
Average exercise price (in Dollars per share)				$ 4,900			$ 98
Warrants exercised				0			0
Warrants repurchased							0
Volatility					129.00%	117.00%
Risk-free interest rate					0.27%	2.04%
Expected term					5 years	5 years
Exercise price (in Dollars per share)					$ 2	$ 0.49
Dividend yield					0.00%	0.00%
Warrant [Member] | Convertible Notes [Member]
Warrants [Line Items]
Description of reverse stock split				4 and 2 retrospectively adjusted for effect of reverse stock split on September 24, 2024
2024 Warrant [Member]
Warrants [Line Items]
Description of reverse stock split				$49,000 per share and $200,000 per share retrospectively adjusted for effect of reverse stock split on September 24, 2024
Common Stock [Member] | Warrant [Member]
Warrants [Line Items]
Description of reverse stock split				The warrants entitle the holder to purchase 157,934 ordinary shares (2 shares retrospectively adjusted for effect of the Company’s common reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023, February 14, 2024 and September 24, 2024) at an exercise price equal to $2 per share ($200,000 per share retrospectively adjusted for effect of reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023, February 14, 2024 and September 24, 2024) and 386,585 ordinary shares (4 shares retrospectively adjusted for effect of reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023, February 14, 2024 and September 24, 2024) of the Company’s common stock at an exercise price equal to $0.49 per share ($49,000 per share retrospectively adjusted for effect of reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023, February 14, 2024 and September 24, 2024), respectively, at any time within a term of five year after issuance.